Investments - Contractual Maturities for Investments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Amortized Cost
Due in one year or less	$ 147.9	$ 566.7
Due after one year through five years	2,141.2	2,130.3
Due after five years through ten years	767.7	255.5
Due after ten years	347.0	318.9
Total fixed maturity securities	3,403.8	3,271.4
Fair Value
Due in one year or less	147.6	555.9
Due after one year through five years	2,149.8	2,119.5
Due after five years through ten years	766.7	256.0
Due after ten years	347.5	313.5
Total fixed maturity securities	$ 3,411.6	$ 3,244.9